REVENUE FROM CONTRACTS WITH CUSTOMERS AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
REVENUE FROM CONTRACTS WITH CUSTOMERS AND SEGMENT INFORMATION

18. REVENUE FROM CONTRACTS WITH CUSTOMERS AND SEGMENT INFORMATION

Disaggregation of Revenue

The Company has examined its activities and has determined that, based on information reviewed on a regular basis by the Chief operating decision maker (“CODM”), it has two reportable segments (NaaS and Direct sales). The Company has disaggregated revenue into various categories in the following table which is intended to:

●	Depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors; and

●	Enable users to understand the relationship with revenue segment information provided below.

The following information provides the required entity-wide disclosures:

Six-month period Ended June 30, 2026

Segment total

Segment	Direct	NaaS	Corporate	Total
	$	$		$
Sale of goods	27,961	—	—	27,961
Rendering of Services	6,429	1,860,685	—	1,867,114
Adjustment	—	(243,336)	—	(243,336)
Interest	2,104	90,327	—	92,431
	36,493	1,707,677	—	1,744,170

Cost of sales	280,721	330,004	—	610,725
Segment profit	(244,228)	1,377,672	—	1,133,445

Selling expenses	(36,239)	(77,607)	(108,717)	(222,564)
Administrative expenses	(527,490)	(1,841,680)	(1,359,853)	(3,729,024)
Financial expenses	—	(1,445,347)	88,463	(1,356,884)
Research and development costs	—	—	(640,811)	(640,811)
Gain / (loss) on debt settlement	—	—	189,901	189,901
	(807,957)	(1,986,962)	(1,831,018)	(4,625,938)

Six-month period Ended June 30, 2026

			Adjustments
Segment	Direct	NaaS	and eliminations	Total
Total assets	63,976,969	48,909,317	(86,048,074)	26,838,213
Total liabilities	39,066,602	58,419,931	(70,868,051)	26,618,483

Six-month period Ended June 30, 2025

Segment total

Segment	Direct	NaaS	Corporate	Total
	$	$		$
Sale of goods	286,058	892,449	—	1,178,507
Rendering of Services	305,684	1,319,075	—	1,624,760
Interest	4,176	102,311	—	106,487
	595,918	2,313,835	—	2,909,754

Cost of sales	(16,333)	1,248,440	—	1,232,107
Segment profit	612,251	1,065,395	—	1,677,647

Selling expenses	(113,948)	(93,696)	(164,784)	(372,428)
Administrative expenses	(417,501)	(555,251)	(423,498)	(1,396,250)
Financial expenses	—	(939,243)	(3,256,858)	(4,196,101)
Research and development costs	—	—	(536,745)	(536,745)
Gain / (loss) on debt settlement	—	—	(133,965)	(133,965)
Write-off of assets	—	—	(44,245)	(44,245)
Loss on modification of contract	—	(302,146)	—	(302,146)
	80,803	(824,941)	(4,560,095)	(5,304,233)

Six-month period ended June 30, 2025

			Adjustments and
Segment	Direct	NaaS	eliminations	Total
Total assets	62,530,000	41,921,023	(78,906,569)	25,544,454
Total liabilities	56,805,617	54,257,432	(70,279,128)	40,783,922

Geographical Information is as follows:

Revenue from external customers based on region	2026-06-30	2025-06-30
	$	$
Africa	1,741,285	2,631,653
Canada	2,885	201,602
Other	—	46,230
Marshall Islands	—	30,269
	1,744,170	2,909,754